Total
Putnam Multi-Asset Absolute Return Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Multi-Asset Absolute Return Fund		Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.36%	0.36%	0.36%	0.18%	0.36%	0.22%	0.36%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.72%	1.47%	1.47%	0.29%	0.97%	0.33%	0.47%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the ICE BofA U.S. Treasury Bill Index plus 500 basis points. Estimated as of February 28, 2022 but reflecting the redemption of the Putnam RetirementReady Funds’ investments in the fund (anticipated to occur on or around February 10, 2023).
[2]	Estimated as of February 28, 2022 but reflecting the redemption of the Putnam RetirementReady Funds’ investments in the fund (anticipated to occur on or around February 10, 2023).

Example

The following hypothetical examples are intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in a fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that each fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Multi-Asset Absolute Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	644	792	953	1,418
Class B	650	765	1,003	1,554	150	465	803	1,554
Class C	250	465	803	1,554	150	465	803	1,554
Class P	30	93	163	368
Class R	99	309	536	1,190
Class R6	34	106	185	418
Class Y	48	151	263	591